INTANGIBLE ASSETS - Future amortization of intangible assets, net (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 345,327	$ 70,186
2014	991,734	70,186
2015	756,690	70,186
2016	484,978	70,186
2017 and thereafter	638,278	211,408
Total	$ 3,217,007	$ 492,152